SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2016
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 9:	SHAREHOLDERS' EQUITY

a.	Ordinary shares

The ordinary shares of the Company entitle their holders to voting rights, the right to receive cash dividend and the right to a share in excess assets upon liquidation of the Company.

b.	Private placement

On December 3, 2015 (the “Effective date”), the Company completed a private placement of 4,436,898 ordinary shares for gross proceeds of $10,125 pursuant to a Securities Purchase Agreement (the “SPA”) with Investors. The purchase price per share was $2.282, which was the average closing price of an ordinary share on the Nasdaq Global Select Market for the 30 trading days ending on December 1, 2015.

According to the terms in the SPA, on September 1, 2016, the per share purchase price was adjusted downward to a price per share of $1.939, and the Company issued to the Investors 782,981 additional ordinary shares (the “Share Settlement”). Under ASC 480 "Distinguish Liabilities from Equity" as the investors could not sell, dispose of or otherwise transfer, directly or indirectly, the Ordinary Shares and retain the right for Share Settlement, it was concluded that the Share Settlement is considered legally as embedded financial instrument. In addition, according to ASC 815-40 "Contracts in Entity's Own Equity", because the only variable that can affect the potential settlement amount is the Company’s share price, and since the Company has sufficient authorized and unissued shares exists at the Effective Date and as of June 30, 2016 after taking into account the maximum number of shares that could have been required to be delivered during the contract period under existing commitments, the Share Settlement is classified as a shareholders' equity.

On November 30, 2015, the Company entered into Registration Rights Agreement (the "Agreement") with the Purchaser, pursuant to which the Company shall use its commercially reasonable efforts in order to file a registration statement on Form F-3 for the resale of the aforesaid Ordinary shares issued within timeframe as detailed in the Agreement. If it does not meet the abovementioned registration obligations, the Company may incur liquidated damages equal to the product of 1.0% multiplied by the aggregate Subscription Amount up to 10% of the Subscription Amount. In 2016 the Company paid an amount of $50 as liquidated damages.

c.	Stock Options, Restricted Stock Units and Warrants

The Company’s Equity Incentive Plan (the “Plan”) was initially adopted in 2003 and had an initial term of ten years from adoption. On December 9, 2012, the Company’s Board of Directors extended the term of the Plan for an additional ten years. In addition, on August 7, 2013, the Company’s Board of Directors approved amendments to the Plan to include the ability to grant RSUs and restricted stock.

The contractual term of the stock options is generally no more than five years and the vesting period of the options and RSUs granted under the Plan is between 1 and 3 years from the date of grant. The rights of the ordinary shares obtained from the exercise of stock options or RSUs are identical to those of the other ordinary shares of the Company.

As of June 30, 2016, there were 5,584,251 ordinary shares reserved for future stock-based awards under the Plan.

The following table summarizes the activities for the Company’s service-based stock options for the six months ended June 30, 2016:

		Weighted average
	Number of options	Exercise price	Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2016	5,467,337	$5.30	3.17	$1,709
Granted	1,142,000	$2.86
Exercised	(200)	$2.00
Cancelled	(1,171,407)	$4.94
Outstanding at June 30, 2016	5,437,730	$4.87	2.67	$21
Exercisable at June 30, 2016	1,588,060	$8.49	1.78	$5

There was no change in the activities for the Company’s performance-based stock options for the six months ended June 30, 2016.  The outstanding balance at June 30, 2016 is 3,550,000 at a weighted average exercise price of $2.38 with remaining contractual term of 3.26 years and no intrinsic value.

The following table summarizes the activities for the Company’s RSUs for the six months ended June 30, 2016:

	Number of RSUs	Weighted average grant date fair value

Unvested at January 1, 2016	692,320	$12.64
Granted	-
Vested	(223,920)	$12.64
Cancelled	(9,000)	$12.64

Unvested at June 30, 2016	459,400	$12.64

In connection with the Undertone acquisition, the Company granted warrants to purchase 200,000 ordinary shares, at a weighted average exercise price of $3.03 to a third-party vendor that provides development services to Undertone. The weighted average grant date fair value of the warrants granted was $1.23.